UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free USA Fund	November 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 97.75%
Corporate Revenue Bonds – 14.03%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	12,000,000	$11,386,320
Series A-2 6.50% 6/1/47	2,105,000	2,086,644
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/31	2,810,000	3,176,593
Series A 5.00% 9/1/35	2,160,000	2,438,770
Florida Development Finance Corporation Revenue
(Brightline Passenger Rail Project) 144A 5.625% 1/1/47
(AMT)#●	1,570,000	1,626,237
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
Series A-1 5.00% 6/1/47	2,760,000	2,654,651
Series A-1 5.25% 6/1/47	3,860,000	3,839,774
Series A-2 5.00% 6/1/47	1,250,000	1,200,013
(Capital Appreciation-Asset-Backed) Series B
1.548% 6/1/47 ^	9,410,000	1,483,581
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,400,000	5,020,664
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,915,000	2,359,299
Series B 6.50% 11/1/39	5,000,000	6,858,100
Series C 6.50% 11/1/39	1,500,000	2,057,430
New Jersey Economic Development Authority Revenue
(Continental Airlines Project) Series B
5.625% 11/15/30 (AMT)	1,365,000	1,526,930
New Jersey Tobacco Settlement Financing
Series A 5.00% 6/1/46	800,000	828,744
Series B 5.00% 6/1/46	2,080,000	2,085,762
New York City, New York Industrial Development Agency
(Brooklyn Navy Yard Cogeneration Partners)
5.75% 10/1/36 (AMT)	2,475,000	2,498,339
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	685,000	825,706
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	1,000,000	1,038,120
New York Transportation Development Corporation
Special Facility Revenue
(American Airlines Inc. John F. Kennedy International
Airport Project) 5.00% 8/1/31 (AMT)	2,000,000	2,065,160

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Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New York Transportation Development Corporation
Special Facility Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopement Project)
Series 2018 4.00% 1/1/36 (AMT)	910,000	$906,633
Series 2018 5.00% 1/1/36 (AMT)	1,800,000	1,950,066
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	5,000,000	6,732,750
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,600,000	1,823,056
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,131,323
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,042,354
Virginia Tobacco Settlement Financing
(Capital Appreciation) Series C 2.419% 6/1/47 ^	31,035,000	2,826,668
		75,469,687
Education Revenue Bonds – 3.74%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	1,385,000	1,419,403
Auburn University, Alabama General Fee Revenue
Series A 5.00% 6/1/33	1,720,000	2,007,825
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,101,670
California State University
(Systemwide) Series A 5.00% 11/1/42	700,000	787,878
Capital Trust Agency, Florida Revenuez
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/43 #	2,000,000	2,017,020
Illinois Finance Authority Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	1,860,000	1,954,916
Series A 5.00% 2/15/50	540,000	565,558
Kent County, Delaware
(Delaware State University Project) Series A
5.00% 7/1/53	710,000	740,487
New Jersey Economic Development Authority
(Provident Group - Montclair State University)
5.00% 6/1/42 (AGM)	1,250,000	1,346,487

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue
(University Properties Inc. - East Stroudsburg University
of Pennsylvania) 5.00% 7/1/31	3,000,000	$3,043,890
Phoenix, Arizona Industrial Development Authority
Education Revenue
(Downtown Phoenix Student Housing, LLC - Arizona
State University Project) Series A 5.00% 7/1/37	650,000	697,521
Pima County, Arizona Industrial Development Authority
Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	655,000	646,164
144A 5.00% 6/15/52 #	560,000	543,166
University of California
Series AZ 5.25% 5/15/58	2,860,000	3,251,706
		20,123,691
Electric Revenue Bonds – 3.15%
Electric and Gas Systems Revenue San Antonio, Texas
5.25% 2/1/24	2,500,000	2,863,900
Long Island, New York Power Authority Electric System
Revenue
5.00% 9/1/47	1,605,000	1,770,893
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,610,000	5,179,381
(Salt River Project Electric System) 5.00% 1/1/30	6,000,000	7,124,400
		16,938,574
Healthcare Revenue Bonds – 11.86%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,127,570
Allegheny County, Pennsylvania Hospital Development
Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,800,000	1,716,732
Series A 5.00% 4/1/47	1,800,000	1,926,342
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier) Series D
7.25% 1/1/52	2,500,000	2,438,650
(Senior Living, LLC Project Second Tier) Series B
5.00% 1/1/47	2,500,000	2,517,600
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	2,105,000	2,605,253

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Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Sutter Health)
Series A 4.00% 11/15/42	1,000,000	$1,011,260
Series A 5.00% 11/15/38	1,000,000	1,122,630
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/42	2,550,000	2,778,327
California Statewide Communities Development Authority
Revenue
(Loma Linda University Medical Center)
Series A 144A 5.25% 12/1/48 #	285,000	299,102
Series A 144A 5.50% 12/1/58 #	1,465,000	1,559,580
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,040,000	2,279,700
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	1,875,000	2,036,475
Cuyahoga County, Ohio
(The Metro Health System)
5.25% 2/15/47	2,235,000	2,340,023
5.50% 2/15/57	3,000,000	3,173,700
Maricopa County, Arizona Industrial Development
Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,768,634
Maricopa County, Arizona Industrial Development
Authority Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project) 144A
6.00% 1/1/48 #	1,195,000	1,186,802
Maryland Health & Higher Educational Facilities Authority
Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/46	2,000,000	2,188,120
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Foulkeways At Gwynedd Project) 5.00% 12/1/46	1,500,000	1,540,530
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,359,440
New Hope, Texas Cultural Education Facilities
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	310,000	310,394
Series A1 5.00% 7/1/46	770,000	822,460
Series B 4.25% 7/1/36	465,000	462,708
Series B 5.00% 7/1/46	770,000	794,956
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	433,264

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/35 #	1,200,000	$1,293,600
144A 5.00% 12/1/37 #	800,000	857,736
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	1,596,239
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,000,000	3,070,710
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A
5.757% 7/1/21 (NATL)^	1,160,000	1,054,568
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	120,000	134,347
Series A 7.50% 6/1/49	610,000	686,781
Pennsylvania Economic Development Financing Authority
First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A
6.75% 12/1/53 #	3,115,000	2,990,275
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project) Series A 144A
5.00% 6/1/36 #	540,000	540,664
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,606,996
Tarrant County, Texas Cultural Education Facilities Finance
Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project)
6.625% 11/15/37	1,000,000	1,089,250
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,052,470
(Mirabella At ASU Project) Series A 144A
6.125% 10/1/52 #	690,000	737,168
Wisconsin Health & Educational Facilities Authority
Revenue
(Covenant Communities, Inc. Project) Series A1
4.00% 7/1/48	3,665,000	3,300,442
		63,811,498

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Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 4.19%
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project) Series A
5.00% 6/15/57	1,620,000	$1,669,831
New Jersey Economic Development Authority
(School Facilities Construction) Series GG 5.75% 9/1/23	100,000	106,311
(State Government Buildings Project) Series A
5.00% 6/15/47	2,250,000	2,319,570
New Jersey Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,300,400
(Federal Highway Reimbursement) Series A
5.00% 6/15/31	2,450,000	2,687,013
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,326,050
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 144A
5.75% 10/1/31 (AMT)#	2,245,000	2,254,721
St. Louis, Missouri Industrial Development Authority
Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,894,904
		22,558,800
Local General Obligation Bonds – 11.39%
Anne Arundel County, Maryland
5.00% 10/1/25	5,370,000	6,284,511
Chicago, Illinois
Series A 5.25% 1/1/29	2,020,000	2,119,727
Series A 6.00% 1/1/38	595,000	660,795
Chicago, Illinois Board of Education
5.00% 4/1/42	1,060,000	1,118,236
5.00% 4/1/46	1,085,000	1,141,496
Series G 5.00% 12/1/44	1,000,000	1,001,430
Series H 5.00% 12/1/36	1,395,000	1,411,112
Series H 5.00% 12/1/46	1,775,000	1,746,085
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	2,968,825
Mecklenburg County, North Carolina
Series A 5.00% 4/1/25	7,020,000	8,174,509
Series A 5.00% 9/1/25	8,000,000	9,374,240
Montgomery, Maryland
Series A 5.00% 11/1/28	5,755,000	6,560,930
New York City, New York
Series E-1 5.00% 3/1/44	5,000,000	5,583,400
Series F-1 5.00% 4/1/45	5,355,000	5,984,641
Subseries D-1 5.00% 10/1/36	6,500,000	6,920,225

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York City, New York
Subseries I-1 5.375% 4/1/36	225,000	$227,423
		61,277,585
Pre-Refunded/Escrowed to Maturity Bonds – 17.39%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39-19§	5,500,000	5,717,910
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45-20§	5,295,000	5,607,935
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project) 6.50% 7/15/30-20§	8,230,000	8,656,314
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,500,000	2,575,475
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Series A 6.40% 8/15/45-20§	4,440,000	4,737,169
California State
Various Purposes
6.00% 4/1/38-19§	1,435,000	1,455,865
6.50% 4/1/33-19§	1,395,000	1,417,487
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	5,160,000	5,559,848
Fairfax County, Virginia Industrial Development Authority
(Inova Health) 5.50% 5/15/35-19§	1,635,000	1,661,879
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,000,000	3,103,440
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28-21§	6,000,000	6,559,020
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41-19§	3,000,000	3,138,540
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	2,190,000	2,419,205
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A
5.75% 6/1/35-20§	5,075,000	5,360,266
Massachusetts Development Finance Agency
(Harvard University) Series B-2 5.25% 2/1/34-21§	5,000,000	5,345,850
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair State University)
5.875% 6/1/42-20§	4,225,000	4,470,177
(School Facilities Construction) Series G
5.75% 9/1/23-21§	900,000	971,532

NQ-011 [11/18] 1/19 (705755)     7

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
New Jersey Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,435,000	$1,474,778
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center) 6.50% 12/1/21-18§	2,260,000	2,260,000
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	15,111,557
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien
Series A 5.00% 7/1/26-20§	1,800,000	1,885,572
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	1,500,000	1,614,915
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.) 7.125% 11/1/43-23§	2,000,000	2,444,380
		93,549,114
Special Tax Revenue Bonds – 6.81%
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	2,000,000	2,003,660
Kansas City, Missouri Land Clearance Redevelopment
Authority Revenue
(Convention Centre Hotel Project - TIF Financing)
Series B 144A 5.00% 2/1/50 #	725,000	722,644
Massachusetts School Building Authority
Series C 5.00% 8/15/31	2,500,000	2,846,750
Mosaic, Virginia District Community Development
Authority Revenue
Series A 6.875% 3/1/36	3,980,000	4,242,959
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.00% 6/15/28	2,695,000	2,839,129
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,014,370
New York City, New York Transitional Finance Authority
(Future Tax Secured Fiscal 2011)
Series C 5.25% 11/1/25	4,430,000	4,697,306
Series D-1 5.00% 2/1/26	3,000,000	3,173,430
(Future Tax Secured Fiscal 2014) Series A-1
5.00% 11/1/42	10,000,000	10,882,400
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	2,155,000	2,427,478

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL)	435,000	$451,935
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.75% 9/1/32	1,280,000	1,347,725
		36,649,786
State General Obligation Bonds – 9.32%
California State
5.25% 11/1/40	3,795,000	4,015,869
Various Purposes
5.00% 8/1/27	2,500,000	2,938,100
5.00% 10/1/29	5,000,000	5,526,200
5.00% 10/1/47	2,145,000	2,383,417
Unrefunded 6.00% 4/1/38	2,625,000	2,659,650
Unrefunded 6.50% 4/1/33	1,175,000	1,192,355
Connecticut State
Series B 5.00% 6/15/35	2,475,000	2,661,367
Series E 5.00% 9/15/35	2,500,000	2,740,575
Series E 5.00% 9/15/37	2,250,000	2,448,990
Illinois State
5.00% 1/1/29	5,405,000	5,640,226
5.00% 5/1/36	480,000	489,082
5.00% 11/1/36	1,780,000	1,825,497
5.00% 2/1/39	830,000	842,757
Series A 5.00% 4/1/38	785,000	801,147
Maryland State
Series A 5.00% 3/15/26	5,000,000	5,892,750
Series A 5.00% 3/15/28	5,000,000	6,024,850
Texas State
(Transportation Commission Mobility) Series A
5.00% 10/1/33	1,755,000	2,035,063
		50,117,895
Transportation Revenue Bonds – 14.54%
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	2,025,000	2,203,544
Chicago, Illinois O’Hare International Airport
Series B 5.00% 1/1/33	2,345,000	2,562,381
Series D 5.25% 1/1/42	2,000,000	2,213,820
Dallas, Texas Love Field
5.00% 11/1/35 (AMT)	1,000,000	1,103,720
5.00% 11/1/36 (AMT)	1,000,000	1,098,960

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Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Harris County, Texas Toll Road Authority
Senior Lien Series A 5.00% 8/15/27	3,750,000	$4,450,687
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	5,624,050
New York State Thruway Authority
Series L 5.00% 1/1/23	3,000,000	3,330,600
North Texas Tollway Authority Revenue
(Second Tier) Series A 5.00% 1/1/34	5,000,000	5,498,200
Series A 5.00% 1/1/43	7,000,000	7,728,980
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
Series 8 6.00% 12/1/42	4,735,000	5,042,633
Series 8 6.50% 12/1/28	5,500,000	5,759,050
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	3,350,000	3,721,046
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series A 5.00% 1/1/49	450,000	481,077
Series B 5.00% 1/1/42 (AMT)	450,000	476,726
Series B 5.00% 1/1/48 (AMT)	1,035,000	1,090,300
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International)
Series A-1 6.625% 7/1/34	5,995,000	6,145,415
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,073,331
7.50% 6/30/33	1,560,000	1,672,460
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	2,835,911
6.875% 12/31/39	5,500,000	5,731,385
7.00% 12/31/38 (AMT)	1,830,000	2,111,802
Virginia Small Business Financing Authority Revenue
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	1,220,000	1,269,996
		78,226,074
Water & Sewer Revenue Bonds – 1.33%
Dominion, Colorado Water & Sanitation District
5.75% 12/1/36	2,500,000	2,628,150
Southern California Water Replenishment District
5.00% 8/1/33	2,000,000	2,281,220

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Southern California Water Replenishment District
5.00% 8/1/34	2,000,000	$2,274,680
		7,184,050
Total Municipal Bonds (cost $509,934,145)		525,906,754

Short-Term Investments – 0.73%
Variable Rate Demand Notes – 0.73%¤
Minneapolis – St. Paul, Minnesota Housing &
Redevelopment Authority Health Care Revenue
(Children’s Hospitals & Clinics) Series A
1.71% 8/15/37 (AGM) (SPA – US Bank N.A.)	2,350,000	2,350,000
Mississippi Business Finance Corporation Gulf Opportunity
Zone Industrial Development Revenue (Chevron USA)
Series G
1.71% 12/1/30	1,600,000	1,600,000
Total Short-Term Investments (cost $3,950,000)		3,950,000

Total Value of Securities – 98.48%
(cost $513,884,145)		529,856,754
Receivables and Other Assets Net of Liabilities – 1.52%		8,157,663
Net Assets Applicable to 47,943,279 Shares Outstanding – 100.00%		$538,014,417

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2018, the aggregate value of Rule 144A securities was $21,555,024, which represents 4.01% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2018.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

NQ-011 [11/18] 1/19 (705755)     11

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Nov. 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes.

12     NQ-011 [11/18] 1/19 (705755)

Notes
Delaware Tax-Free USA Fund	November 30, 2018 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Tax Free Fund (Trust) – Delaware Tax-Free USA Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2018.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using the methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

NQ-011 [11/18] 1/19 (705755)     13

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$525,906,754
Short-Term Investments	3,950,000
Total Value of Securities	$529,856,754

During the period ended Nov. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the period ended Nov. 30, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

14     NQ-011 [11/18] 1/19 (705755)

(Unaudited)

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-011 [11/18] 1/19 (705755)     15

Schedule of investments
Delaware Tax-Free USA Intermediate Fund	November 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 96.95%
Corporate Revenue Bonds – 15.54%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	7,025,000	$6,665,741
Series A-2 6.50% 6/1/47	2,385,000	2,364,203
Chandler, Arizona Industrial Development Revenue Bonds
(Intel Corporation Project) 2.70% 12/1/37 (AMT)●	3,000,000	2,988,270
Chesterfield County, Virginia Economic Development
Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,476,790
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,275,400
Denver City & County, Colorado Special Facilities Airport
Revenue
(United Airlines Project) 5.00% 10/1/32 (AMT)	1,190,000	1,251,285
Florida Development Finance Corporation Revenue
(Brightline Passenger Rail Project) 144A 5.625% 1/1/47
(AMT)#●	1,785,000	1,848,939
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
Series A-1 5.00% 6/1/35	2,000,000	2,155,020
(Asset-Backed Bonds) Series A-1 5.00% 6/1/26	850,000	938,094
(Capital Appreciation Asset-Backed)
Series A 1.548% 6/1/47 ^	5,885,000	927,829
Houston, Texas Airport System Revenue
(United Airlines) 5.00% 7/1/29 (AMT)	3,010,000	3,233,643
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	7,456,138
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	5,534,141
Maricopa County, Arizona Corporation Pollution Control
Revenue
(Public Service - Palo Verde Project) Series B
5.20% 6/1/43 ●	6,000,000	6,225,900
Maryland Economic Development Corporation Pollution
Control Revenue
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	1,797,711
Michigan Tobacco Settlement Finance Authority
Series A 6.00% 6/1/34	810,000	803,552
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	3,485,000	4,780,096
Nassau County, New York Tobacco Settlement
(Asset-Backed) Series A-3 5.125% 6/1/46	600,000	568,290

NQ-037 [11/18] 1/19 (705720)     1

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines Project) Series B
5.625% 11/15/30 (AMT)	1,890,000	$2,114,211
New Jersey Tobacco Settlement Financing Corporation
Series A 5.00% 6/1/46	755,000	782,127
Series B 5.00% 6/1/46	1,965,000	1,970,443
New York City, New York Industrial Development Agency
(Brooklyn Navy Yard Cogeneration Partners)
5.75% 10/1/36 (AMT)	1,835,000	1,852,304
New York Transportation Development Special Facilities
Revenue
(American Airlines John F. Kennedy International Airport
Project) 5.00% 8/1/21 (AMT)	610,000	641,885
(Delta Airlines, Inc.-LaGuardia Airport Terminals C&D
Redevelopment Project) 5.00% 1/1/34 (AMT)	3,000,000	3,276,480
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue
5.00% 12/1/32	3,750,000	4,311,900
5.25% 12/1/24	3,050,000	3,447,415
TSASC, New York
Series A 5.00% 6/1/30	475,000	522,187
Series A 5.00% 6/1/31	475,000	520,006
Tulsa, Oklahoma Airports Improvement Trust
(American Airlines) 5.00% 6/1/35 (AMT)●	975,000	1,040,013
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed) Series C
2.419% 6/1/47 ^	29,400,000	2,677,752
Wisconsin Public Finance Authority Exempt Facilities
Revenue
(National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	3,035,202
		79,482,967
Education Revenue Bonds – 5.41%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A
6.00% 7/1/37 #	1,420,000	1,468,933
Bucks County, Pennsylvania Industrial Development
Authority Revenue
(School Lane Charter School) 5.125% 3/15/36	2,000,000	2,095,340
California State University
(Systemwide) Series A 5.00% 11/1/31	2,000,000	2,336,780

2     NQ-037 [11/18] 1/19 (705720)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	$2,501,687
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/29	400,000	436,484
Series A 5.00% 2/15/31	365,000	394,631
Series A 5.00% 2/15/37	430,000	456,755
Kent County, Delaware
(Delaware State University Project)
Series A 5.00% 7/1/40	310,000	326,867
Series A 5.00% 7/1/48	420,000	439,635
Massachusetts State Health & Educational Facilities
Authority Revenue
(Massachusetts Institute of Technology) Series M
5.25% 7/1/20	3,000,000	3,156,120
Miami-Dade County, Florida Educational Facilities
Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	579,535
Series A 5.00% 4/1/31	1,090,000	1,210,816
New York City, New York Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,210,402
New York State Dormitory Authority Revenue
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,073,357
(Touro College & University System) Series A
5.25% 1/1/34	1,335,000	1,430,012
Pennsylvania Higher Educational Facilities Authority
Revenue
(Unrefunded Drexel University) Series A 5.25% 5/1/25	310,000	329,697
Phoenix, Arizona Industrial Development Authority Housing
Revenue
(Downtown Phoenix Student Housing, LLC-Arizona
State University Project)
Series A 5.00% 7/1/30	350,000	386,694
Series A 5.00% 7/1/32	235,000	257,649
Pima County, Arizona Industrial Development Authority
Education Revenue
(Facility American Leadership Academy Project)
144A 5.00% 6/15/47 #	745,000	734,950
144A 5.00% 6/15/52 #	640,000	620,762

NQ-037 [11/18] 1/19 (705720)     3

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	$4,226,221
		27,673,327
Electric Revenue Bonds – 3.40%
California State Department of Water Resources Power
Supply Revenue
Series N 5.00% 5/1/21	3,580,000	3,858,130
Long Island, New York Power Authority
5.00% 9/1/33	250,000	284,680
5.00% 9/1/35	1,000,000	1,128,130
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	1,500,000	1,705,155
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,494,040
(Salt River Project Electric System) 5.00% 1/1/30	5,000,000	5,937,000
		17,407,135
Healthcare Revenue Bonds – 9.78%
Apple Valley, Minnesota
(Minnesota Senior Living LLC Project) Series B
5.25% 1/1/37	970,000	990,642
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,533,000
Berks County, Pennsylvania Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.25% 11/1/24	2,205,000	2,268,438
California Health Facilities Financing Authority
(Kaiser Permanente) Series A1 5.00% 11/1/27	4,100,000	4,953,169
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series A 144A 5.00% 12/1/33 #	260,000	275,233
Series A 144A 5.00% 12/1/41 #	1,685,000	1,732,230
Series A 5.25% 12/1/34	2,790,000	2,959,995
Series A 144A 5.25% 12/1/38 #	600,000	638,250
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) 7.00% 4/1/35	1,630,000	1,585,077
Cuyahoga County, Ohio
(The Metrohealth System) 5.00% 2/15/37	1,000,000	1,048,310
Dauphin County, Pennsylvania General Authority
(Pinnacle Health System Project) Series A 6.00% 6/1/29	1,780,000	1,812,236
Iowa Finance Authority Senior Housing Revenue Bonds
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	501,370

4     NQ-037 [11/18] 1/19 (705720)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A
5.25% 5/15/32	435,000	$448,755
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project)
5.00% 7/1/31	440,000	458,352
5.00% 7/1/32	440,000	456,443
(University of Pennsylvania Health System Obligation)
Series A 5.00% 8/15/33	2,430,000	2,726,825
Maricopa County, Arizona Industrial Development
Authority Revenue
(Banner Health Obligation Group) Series A
5.00% 1/1/32	3,000,000	3,396,990
(Christian Care Surprise, Inc. Project) 144A
5.75% 1/1/36 #	1,500,000	1,474,335
Maryland Health & Higher Educational Facilities Authority
Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,245,500
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,553,655
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,100,310
144A 5.00% 12/1/32 #	1,100,000	1,203,796
144A 5.00% 12/1/33 #	1,000,000	1,088,390
Oklahoma Development Finance Authority Health System
Revenue
(OU Medicine Project) Series B 5.25% 8/15/43	1,790,000	1,918,934
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/31	2,000,000	2,065,860
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project) Series A 144A
4.625% 6/1/36 #	1,460,000	1,383,598
Public Finance Authority, Wisconsin Senior Living Revenue
(Mary’s Woods at Marylhurst Project) 144A
5.00% 5/15/29 #	500,000	527,460
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 ●	2,540,000	2,702,204
		50,049,357

NQ-037 [11/18] 1/19 (705720)     5

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 4.84%
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.125% 11/1/23	410,000	$440,660
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35	3,000,000	3,316,110
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,035,900
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,702,853
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,300,400
(Highway Reimbursement) Series A 5.00% 6/15/30	2,415,000	2,659,495
New York Liberty Development Revenue
(World Trade Center Project) Class 2-3 144A
5.15% 11/15/34 #	1,000,000	1,041,500
New York State Dormitory Authority Revenue
(Health Facilities Improvement Program)
5.00% 1/15/28	750,000	887,857
5.00% 1/15/29	3,100,000	3,645,166
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 144A
5.00% 10/1/23 (AMT)#	1,745,000	1,756,726
		24,786,667
Local General Obligation Bonds – 5.98%
Chesterfield County, Virginia
Series B 5.00% 1/1/22	4,070,000	4,432,718
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	671,597
Series C 5.00% 1/1/26	1,280,000	1,366,285
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	878,072
5.00% 4/1/36	320,000	340,122
(Dedicated Revenues)
Series C 5.00% 12/1/30	2,160,000	2,218,234
Series C 5.00% 12/1/34	2,160,000	2,192,810
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,070,000	3,178,432
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,250,620

6     NQ-037 [11/18] 1/19 (705720)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York City, New York
Series A-1 5.00% 8/1/19	5,000	$5,027
Series E 5.00% 8/1/23	3,685,000	4,135,897
Subseries D-1 5.00% 10/1/30	4,000,000	4,289,080
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	4,000,000	4,639,120
		30,598,014
Pre-Refunded/Escrowed to Maturity Bonds – 10.48%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25-19§	2,925,000	3,034,307
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project) 6.50% 7/15/30-20§	5,500,000	5,784,900
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,250,000	2,317,927
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29-24§	15,000	17,446
Clifton, Texas Higher Education Finance Corporation
Revenue
(Uplift Education) Series A 6.00% 12/1/30-20§	1,100,000	1,183,479
Conroe, Texas Independent School District
5.00% 2/15/25-20 (PSF)§	795,000	823,723
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.375% 12/1/24-19§	1,750,000	1,809,640
Series A 5.625% 12/1/29-19§	1,125,000	1,166,085
Maryland State Economic Development Corporation
Revenue
(Transportation Facilities Project) Series A
5.375% 6/1/25-20§	2,535,000	2,663,575
Massachusetts Development Finance Agency Revenue
(Harvard University) Series B-1 5.25% 10/15/29-20§	1,670,000	1,771,302
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System)
Series A 5.00% 5/1/23-21§	4,000,000	4,286,560
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	475,000	491,901
Pennsylvania Higher Educational Facilities Authority
Revenue
(Drexel University) Series A 5.25% 5/1/25-21§	4,980,000	5,354,944

NQ-037 [11/18] 1/19 (705720)     7

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue
(Junior Lien) Series A 5.00% 7/1/26-20§	7,500,000	$7,856,550
San Francisco, California City & County Airports
Commission
Series D 5.00% 5/1/25-21§	570,000	613,172
San Francisco, California City & County Public Utilities
Commission Water Revenue
Subseries A 5.00% 11/1/27-21§	7,430,000	8,107,245
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30-23§	2,190,000	2,676,596
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24-23§	3,250,000	3,635,223
		53,594,575
Special Tax Revenue Bonds – 11.31%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Tax Revenue
(City Center Project)
144A 5.00% 5/1/28 #	750,000	808,297
144A 5.00% 5/1/33 #	650,000	691,087
Celebration Pointe, Florida Community Development
District
4.75% 5/1/24	570,000	577,296
5.00% 5/1/34	880,000	880,370
Connecticut State Transportation Infrastructure
Series B 5.00% 10/1/30	3,375,000	3,834,844
Dallas, Texas Convention Center Hotel Development
Revenue
Series A 5.00% 1/1/24	3,420,000	3,426,772
Series A 5.25% 1/1/23	5,375,000	5,386,879
Ernest N Morail-New Orleans, Louisiana Exhibition Hall
Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,523,949
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	1,998,821
Kansas City, Missouri Land Clearance Redevelopment
Authority Revenue
(Convention Center Hotel Project - TIF Financing)
Series B 144A 4.375% 2/1/31 #	400,000	398,672
Series B 144A 5.00% 2/1/40 #	200,000	203,004
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	5,833,985

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	$1,867,899
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/22	1,750,000	1,875,510
5.00% 6/15/23	1,250,000	1,336,613
(School Facilities Construction) Series AA
5.50% 12/15/29	1,480,000	1,502,940
New York City, New York Transitional Finance Authority
Building Aid Revenue
Subseries S-3A 5.00% 7/15/28	4,400,000	5,255,844
New York City, New York Transitional Finance Authority
Future Tax Secured
Subseries A-1 5.00% 11/1/23	2,865,000	3,233,410
Subseries C 5.00% 11/1/27	4,150,000	4,669,455
Subseries E-1 5.00% 2/1/26	4,020,000	4,339,791
New York State Local Government Assistance Corporation
Subordinate Lien
Series A 5.00% 4/1/20	3,360,000	3,500,078
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	1,010,000	1,137,704
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	999,960
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.00% 9/1/27	1,500,000	1,580,535
		57,863,715
State General Obligation Bonds – 12.21%
California State
5.00% 8/1/26	3,120,000	3,686,810
5.00% 9/1/30	1,715,000	1,990,858
Series C 5.00% 9/1/30	5,985,000	6,838,042
(Various Purposes)
5.00% 9/1/32	4,100,000	4,723,487
5.25% 9/1/28	7,750,000	8,396,660
Connecticut State
Series F 5.00% 9/15/27	2,790,000	3,164,139
Illinois State
4.00% 2/1/24	1,220,000	1,223,904
5.00% 1/1/29	2,000,000	2,087,040

NQ-037 [11/18] 1/19 (705720)     9

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
5.00% 3/1/36	960,000	$977,165
5.00% 11/1/36	1,965,000	2,015,225
Minnesota State
(Various Purpose) Series F 5.00% 10/1/22	5,000,000	5,536,700
New York State
Series A 5.00% 2/15/28	5,000,000	5,301,850
Oregon State
Series L 5.00% 5/1/26	6,000,000	6,413,220
Texas State
(Transportation Commission Highway Improvement)
5.00% 4/1/29	3,000,000	3,360,570
Washington State
Series R-2015E 5.00% 7/1/31	3,000,000	3,365,790
(Various Purposes) Series 2015-A-1 5.00% 8/1/30	3,000,000	3,366,630
		62,448,090
Transportation Revenue Bonds – 14.67%
Bay Area, California Toll Authority
(San Francisco Bay Area) 4.00% 4/1/34	1,000,000	1,052,790
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,056,640
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,905,000	2,072,964
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/32	1,000,000	1,095,590
Series B 5.00% 1/1/33	1,520,000	1,660,904
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,217,768
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,069,000
5.00% 7/1/26	3,000,000	3,204,660
Memphis-Shelby County, Tennessee Airport Authority
Revenue
Series D 5.00% 7/1/24	4,110,000	4,362,806
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/33	1,770,000	2,005,870
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,143,919
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,135,654
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,346,185
Pennsylvania State Turnpike Commission Revenue
Subordinate Series A-1 5.00% 12/1/29	3,590,000	3,954,170

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue
(Junior Lien Airport) Series A 5.00% 7/1/33	3,355,000	$3,728,445
Port Authority of New York & New Jersey
(194th Series) 5.00% 10/15/32	2,500,000	2,842,875
(JFK International Air Terminal) Series 8 6.50% 12/1/28	8,300,000	8,690,930
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/31	500,000	573,160
Series B 5.00% 7/1/32	600,000	685,686
Series B 5.00% 7/1/33	1,000,000	1,138,110
San Francisco, California City & County Airport
Commission - San Francisco International Airport
Series D 5.00% 5/1/25	1,430,000	1,535,477
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/32 (AMT)	215,000	234,429
Series B 5.00% 1/1/33 (AMT)	315,000	342,263
Series B 5.00% 1/1/34 (AMT)	430,000	464,899
Series B 5.00% 1/1/35 (AMT)	430,000	462,886
Series B 5.00% 1/1/36 (AMT)	430,000	461,248
Series B 5.00% 1/1/37 (AMT)	430,000	460,091
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.125% 7/1/24	3,780,000	3,867,205
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	3,886,326
(NTE Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,327,463
7.50% 12/31/31	3,765,000	3,957,166
		75,037,579
Water & Sewer Revenue Bonds – 3.33%
Atlanta, Georgia Water & Wastewater Revenue
Series B 5.50% 11/1/23 (AGM)	1,175,000	1,212,459
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29	2,680,000	3,107,648
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	1,390,000	1,463,225
Great Lakes, Michigan Water Authority Water Supply
System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	3,402,090

NQ-037 [11/18] 1/19 (705720)     11

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	$3,574,150
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,723,110
Series A 5.00% 5/15/33	2,250,000	2,572,380
		17,055,062
Total Municipal Bonds (cost $484,071,211)		495,996,488

Short-Term Investments – 1.64%
Variable Rate Demand Notes – 1.64%¤
Minneapolis – St. Paul, Minnesota Housing &
Redevelopment Authority Health Care Revenue
(Children’s Hospitals & Clinics) Series A
1.71% 8/15/37 (AGM) (SPA – US Bank N.A.)	3,300,000	3,300,000
Mississippi Business Finance Corporation Gulf Opportunity
Zone Industrial Development Revenue
(Chevron USA)
Series C 1.71% 11/1/35	2,125,000	2,125,000
Series G 1.71% 12/1/30	265,000	265,000
Series I 1.71% 11/1/35	2,700,000	2,700,000
Total Short-Term Investments (cost $8,390,000)		8,390,000

Total Value of Securities – 98.59%
(cost $492,461,211)		504,386,488
Receivables and Other Assets Net of Liabilities – 1.41%		7,192,956
Net Assets Applicable to 43,863,943 Shares Outstanding – 100.00%		$511,579,444

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2018, the aggregate value of Rule 144A securities was $20,134,176, which represents 3.94% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2018.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

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(Unaudited)

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Nov. 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes.

NQ-037 [11/18] 1/19 (705720)     13

Notes
Delaware Tax-Free USA Intermediate Fund	November 30, 2018 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Tax Free Fund (Trust) – Delaware Tax-Free USA Intermediate Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2018.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

14     NQ-037 [11/18] 1/19 (705720)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$495,996,488
Short-Term Investments	8,390,000
Total Value of Securities	$504,386,488

During the period ended Nov. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the period ended Nov. 30, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NQ-037 [11/18] 1/19 (705720)     15

(Unaudited)

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

16     NQ-037 [11/18] 1/19 (705720)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: